Report of Independent Registered Public
Accounting Firm

To the Shareholders and

Board of Trustees of VanEck Funds

In planning and performing our audits
of the financial statements of CM
Commodity Index Fund, Emerging Markets
Fund, Global Hard Assets Fund,
International Investors Gold Fund,
VanEck Morningstar Wide Moat Fund,
Unconstrained Emerging Markets Bond
Fund and VanEck NDR Managed Allocation
Fund (seven of the funds constituting
VanEck Funds) (collectively, the
"Funds") as of and for the year ended
December 31, 2018, in accordance with
the standards of the Public Company
Accounting Oversight Board (United
States), we considered the Funds'
internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the financial statements and to
comply with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds' internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are required to
assess the expected benefits and
related costs of controls. A company's
internal control over financial
reporting is a process designed to
provide reasonable assurance regarding
the reliability of financial reporting
and the preparation of financial
statements for external purposes in
accordance with U.S. generally accepted
accounting principles. A company's
internal control over financial
reporting includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements in
accordance with U.S. generally accepted
accounting principles, and that
receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
company's assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of any
evaluation of effectiveness to future
periods are subject to the risk that
controls may become inadequate because
of changes in conditions, or that the
degree of compliance with the policies
or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees, in
the normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely basis.
A material weakness is a deficiency, or
a combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a material
misstatement of the company's annual or
interim financial statements will not
be prevented or detected on a timely
basis.

Our consideration of the Funds'
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control that
might be material weaknesses under
standards established by the Public
Company Accounting Oversight Board
(United States). However, we noted no
deficiencies in the Funds' internal
control over financial reporting and
its operation, including controls over
safeguarding securities that we
consider to be a material weakness as
defined above as of December 31, 2018.

This report is intended solely for the
information and use of management and
the Board of Trustees of VanEck Funds
and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.

/s/ Ernst & Young LLP
New York, New York
February 26, 2019